Common Stock and Additional Paid-in Capital - Issuance of common shares (Details) - USD ($) $ in Thousands		1 Months Ended		5 Months Ended	6 Months Ended
	Jul. 06, 2016	Aug. 07, 2016	Aug. 03, 2016	Jun. 08, 2016	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015
Preferred shares					500,000,000		500,000,000
Common shares					1,000,000,000		1,000,000,000
Proceeds from the offering of preferred shares					$ 4,941	$ 0
Number of shares issued					1,335,537
Subsequent Event
Number of shares issued		11,383,894
Common stock issued as dividend	33,724		8,022
Series C Convertible Preferred Stock
Preferred shares					10,000		0
Preferred shares annual rate					8.00%
Amount converted					$ 700
Dividends on preferred stock converted					$ 56
Securities Purchase Agreement
Common shares				148,998
Proceeds from the offering of preferred shares				$ 5,000
Securities Purchase Agreement | Warrants exercised | Maximum
Proceeds from warrants				5,000
Total proceeds				$ 10,000
Securities Purchase Agreement | Series C Convertible Preferred Stock
Preferred shares				5,000
Securities Purchase Agreement | Series C Convertible Preferred Stock | Warrants
Preferred shares				5,000